EQUIPMENT (Details Textual) - USD ($)	3 Months Ended				6 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2016	Mar. 31, 2016	Sep. 30, 2015	Mar. 31, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2014	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015
Property, Plant and Equipment [Line Items]
Depreciation	$ 23,950	$ 14,387	$ 15,478	$ 10,412	$ 33,753	$ 32,480	$ 34,036	$ 63,454	$ 59,479	$ 44,448
Capital Leases, Balance Sheet, Assets by Major Class, Net	23,019				23,019
Capital Lease Obligations, Current	4,603	0			4,603			0
Capital Lease Obligations, Noncurrent	$ 16,881	$ 0			$ 16,881			$ 0